Leases (Analysis Of Rent Expense) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Total rent expense	$ 142.7	$ 136.5	$ 131.2
Restaurant Minimum Rent [Member]
Total rent expense	120.6	111.7	102.4
Restaurant Percentage Rent [Member]
Total rent expense	5.3	5.1	6.6
Restaurant Rent Averaging Expense [Member]
Total rent expense	11.8	10.6	10.5
Transportation Equipment [Member]
Total rent expense	3.2	3.3	3.4
Office Equipment [Member]
Total rent expense	0.4	0.8	1.2
Office Space [Member]
Total rent expense	0.9	4.5	6.6
Warehouse Space [Member]
Total rent expense	$ 0.5	$ 0.5	$ 0.5